Janus Henderson VIT Flexible Bond Portfolio

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 20.6%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 1.1870%, 9/15/34 (144A)‡	$629,029	$626,279
ACC Auto Trust 2021-A A, 1.0800%, 4/15/27 (144A)	478,511	472,595
Affirm Asset Securitization Trust 2020-Z2 A, 1.9000%, 1/15/25 (144A)	185,594	183,717
Affirm Asset Securitization Trust 2021-A A, 0.8800%, 8/15/25 (144A)	723,000	713,689
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	801,000	742,300
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	146,687	144,135
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	120,949	120,949
Angel Oak Mortgage Trust I LLC 2020-2,
ICE LIBOR USD 12 Month + 2.2000%, 2.5310%, 1/26/65 (144A)‡	282,521	281,226
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	252,113	249,886
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	488,253	465,339
Arbys Funding LLC 2020-1A, 3.2370%, 7/30/50 (144A)	1,777,925	1,692,550
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	821,000	806,287
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	260,123	272,635
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	1,447,000	1,483,887
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 1.2466%, 8/15/36 (144A)‡	443,000	438,593
BVRT Financing Trust 2021-CRT1 M2, 2.5711%, 1/10/33‡	128,987	127,419
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	309,000	298,089
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	614,000	582,699
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.3170%, 10/15/36 (144A)‡	1,153,750	1,148,066
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.4770%, 10/15/36 (144A)‡	195,500	193,958
BX Commercial Mortgage Trust 2020-FOX A,
ICE LIBOR USD 1 Month + 1.0000%, 1.3970%, 11/15/32 (144A)‡	1,482,569	1,469,252
BX Commercial Mortgage Trust 2020-FOX B,
ICE LIBOR USD 1 Month + 1.3500%, 1.7470%, 11/15/32 (144A)‡	265,337	262,504
BX Commercial Mortgage Trust 2020-FOX C,
ICE LIBOR USD 1 Month + 1.5500%, 1.9470%, 11/15/32 (144A)‡	265,337	262,372
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 1.1970%, 2/15/36 (144A)‡	848,000	829,922
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 1.1970%, 2/15/36 (144A)‡	964,000	943,531
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 1.3466%, 9/15/36 (144A)‡	1,043,000	1,020,785
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 2.0466%, 9/15/36 (144A)‡	1,096,000	1,056,708
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	696,000	684,854
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	888,000	878,300
CBAM CLO Management 2019-11RA A1,
ICE LIBOR USD 3 Month + 1.1800%, 0%, 1/20/35 (144A)‡	1,312,000	1,306,965
CBAM CLO Management 2019-11RA B,
ICE LIBOR USD 3 Month + 1.7500%, 0%, 1/20/35 (144A)‡	500,944	499,901
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	1,159,335	1,084,211
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	425,347	389,398
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	808,182	792,270
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 1.2990%, 2/25/50 (144A)‡	608,643	595,899
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 0%, 1/23/35 (144A)‡	383,807	379,028
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	862,115	837,568
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 1.2966%, 11/15/37 (144A)‡	1,740,876	1,718,231
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 1.6966%, 11/15/37 (144A)‡	774,597	763,182
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 2.0466%, 11/15/37 (144A)‡	777,546	767,142
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	63,752	63,281
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	90,426	90,067
Conn Funding II LP 2021-A A, 1.0500%, 5/15/26 (144A)	629,839	624,008
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 5.3566%, 11/25/24‡	47,081	48,429

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2015-C02 1M2,
ICE LIBOR USD 1 Month + 4.0000%, 4.4566%, 5/25/25‡	$136,617	$138,439
Connecticut Avenue Securities Trust 2016-C06 1M2,
ICE LIBOR USD 1 Month + 4.2500%, 4.7066%, 4/25/29‡	309,974	323,374
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 4.0066%, 7/25/29‡	538,529	547,610
Connecticut Avenue Securities Trust 2017-C05 1M2,
ICE LIBOR USD 1 Month + 2.2000%, 2.6566%, 1/25/30‡	737,323	742,141
Connecticut Avenue Securities Trust 2017-C07 1M2,
ICE LIBOR USD 1 Month + 2.4000%, 2.8566%, 5/25/30‡	787,413	788,485
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.8566%, 4/25/31 (144A)‡	80,140	80,093
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.7566%, 8/25/31 (144A)‡	56,954	56,866
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.6066%, 9/25/31 (144A)‡	188,610	188,553
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.5566%, 6/25/39 (144A)‡	20,804	20,804
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.4566%, 7/25/39 (144A)‡	15,109	15,109
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.5566%, 10/25/39 (144A)‡	59,620	59,625
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 2.0990%, 11/25/41 (144A)‡	1,922,000	1,801,613
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 1.7490%, 12/25/41 (144A)‡	711,000	669,071
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 3.2490%, 12/25/41 (144A)‡	2,186,000	2,020,182
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 3.0990%, 1/25/42 (144A)‡	804,000	783,901
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 2.1500%, 3/25/42 (144A)‡	1,776,000	1,779,031
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.3266%, 11/15/36 (144A)‡	1,089,728	1,087,856
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.3770%, 5/15/36 (144A)‡	1,929,000	1,915,457
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 1.8270%, 5/15/36 (144A)‡	831,000	822,924
Credit Suisse Commercial Mortgage Trust 2020-UNFI,
ICE LIBOR USD 1 Month + 3.6682%, 4.1682%, 12/15/22 (144A)‡	453,000	449,246
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 4.3663%, 4/15/23 (144A)‡	936,310	910,048
DB Master Finance LLC 2019-1A A2II, 4.0210%, 5/20/49 (144A)	229,125	229,748
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	1,183,000	1,071,135
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	357,120	354,503
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	1,057,478	1,064,482
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	549,540	548,774
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	1,965,880	1,900,270
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	545,000	551,133
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	580,000	557,869
Extended Stay America Trust 2021-ESH A,
ICE LIBOR USD 1 Month + 1.0800%, 1.4770%, 7/15/38 (144A)‡	1,496,788	1,478,870
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 1.7770%, 7/15/38 (144A)‡	407,492	402,062
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.4566%, 7/25/25‡	254,846	261,649
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 6.1566%, 4/25/28‡	266,626	284,810
Fannie Mae REMICS, 3.0000%, 5/25/48	1,110,085	1,090,881
Fannie Mae REMICS, 3.0000%, 11/25/49	1,130,835	1,116,326
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	3,677,623	3,491,957
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 2.4066%, 10/25/49 (144A)‡	45,703	45,648
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.0990%, 12/25/50 (144A)‡	910,000	901,595
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 3.6066%, 9/25/50 (144A)‡	88,188	88,255
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 2.6990%, 11/25/50 (144A)‡	1,165,277	1,164,786
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3990%, 8/25/33 (144A)‡	442,000	435,665
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 2.3490%, 8/25/33 (144A)‡	476,000	456,310
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 2.1500%, 3/25/42 (144A)‡	827,000	827,814

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	$2,931,180	$2,783,765
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.4310%, 12/15/36 (144A)‡	293,000	289,235
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.7310%, 12/15/36 (144A)‡	328,000	322,962
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 2.0300%, 12/15/36 (144A)‡	365,000	358,328
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	371,605	386,211
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	618,450	636,345
Highbridge Loan Management Ltd 2021-16A B,
ICE LIBOR USD 3 Month + 1.7000%, 1.9553%, 1/23/35 (144A)‡	380,629	376,396
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	1,179,090	1,186,450
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	1,179,090	1,162,633
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	750,849	735,748
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 1.0970%, 3/15/38 (144A)‡	2,160,568	2,113,567
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 1.4970%, 3/15/38 (144A)‡	1,034,085	998,223
LUXE Commercial Mortgage Trust 2021-TRIP A,
ICE LIBOR USD 1 Month + 1.0500%, 1.4470%, 10/15/38 (144A)‡	1,139,000	1,115,741
MED Trust 2021-MDLN C,
ICE LIBOR USD 1 Month + 1.8000%, 2.1970%, 11/15/38 (144A)‡	333,000	326,127
MED Trust 2021-MDLN D,
ICE LIBOR USD 1 Month + 2.0000%, 2.3970%, 11/15/38 (144A)‡	338,000	329,936
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 3.5470%, 11/15/38 (144A)‡	1,499,000	1,460,145
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 4.3970%, 11/15/38 (144A)‡	943,000	919,818
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 1.0490%, 8/25/51 (144A)‡	772,712	767,464
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 1.0490%, 10/25/51 (144A)‡	1,004,583	997,731
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	899,147	830,125
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	1,976,737	1,875,352
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	985,000	965,695
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 1.1980%, 4/15/38 (144A)‡	1,980,503	1,949,211
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 1.7480%, 4/15/38 (144A)‡	954,704	936,658
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	447,000	450,751
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	594,000	576,477
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	590,372	615,039
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	883,008	927,502
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	257,420	261,312
Newday Funding Master Issuer PLC 2021-1A A2,
SOFR + 1.1000%, 1.1496%, 3/15/29 (144A)‡	693,000	692,950
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	272,921	265,642
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	816,659	772,113
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	754,049	726,014
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 0.9490%, 10/25/51 (144A)‡	1,117,011	1,101,005
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 0.8987%, 11/25/51 (144A)‡	1,140,107	1,126,628
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	1,178,124	1,116,416
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	2,304,993	2,189,070
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	254,000	254,145
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	252,000	252,170
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	1,077,182	991,890
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	2,320,955	2,204,230
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	984,528	926,375
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	765,000	750,990
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	937,423	883,305
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	579,777	570,567
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	1,252,013	1,213,520
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)‡	2,408,544	2,323,254
Preston Ridge Partners Mortgage Trust 2021-RPL2 A1,
1.4550%, 10/25/51 (144A)‡	1,368,327	1,317,058
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	941,876	867,097

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Regatta XXIII Funding Ltd 2021-4A B,
ICE LIBOR USD 3 Month + 1.7000%, 1.8104%, 1/20/35 (144A)‡	$393,948	$389,015
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	392,762	385,678
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	1,414,000	1,381,480
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	2,418,000	2,311,523
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	116,587	110,390
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	21,930	21,832
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	91,743	91,166
Taco Bell Funding LLC 2016-1A A23, 4.9700%, 5/25/46 (144A)	599,123	607,240
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48 (144A)	502,133	510,187
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51 (144A)	528,675	472,060
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	561,000	534,059
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	288,000	271,930
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	518,551	510,469
TPI Re-Remic Trust 2022-FRR1 AK33, 0%, 7/25/46 (144A)◊	565,000	537,450
TPI Re-Remic Trust 2022-FRR1 AK34, 0%, 7/25/46 (144A)◊	465,000	442,326
TPI Re-Remic Trust 2022-FRR1 AK35, 0%, 8/25/46 (144A)◊	631,000	598,119
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	610,000	599,730
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 0.9487%, 8/25/51 (144A)‡	932,283	922,120
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	699,657	646,732
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	741,658	721,131
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	488,780	476,017
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	1,553,000	1,541,430
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	982,000	910,715
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	634,000	573,328
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 1.2970%, 7/15/39 (144A)‡	605,000	592,097
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	238,956	232,270
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 1.7870%, 1/18/37 (144A)‡	924,255	905,770
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 1.5470%, 2/15/40 (144A)‡	435,421	431,135
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	103,410	102,499
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	469,090	457,026
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	637,000	633,684
Wingstop Funding LLC 2020-1A A2, 2.8410%, 12/5/50 (144A)	781,075	726,578
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 0.8487%, 7/25/51 (144A)‡	758,138	746,691
Zaxby's Funding LLC 2021-1A A2, 3.2380%, 7/30/51 (144A)	287,555	265,717
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $134,106,452)		129,796,056
Bank Loans and Mezzanine Loans– 0.1%
Finance Companies – 0.1%
Castlelake Aviation Ltd,
ICE LIBOR USD 3 Month + 2.7500%, 3.5760%, 10/22/26‡(cost$623,689)	629,435	611,735
Corporate Bonds– 25.4%
Banking – 7.0%
Banco Santander SA,
US Treasury Yield Curve Rate 1 Year + 2.0000%, 4.1750%, 3/24/28‡	2,200,000	2,211,158
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0600%, 3.5590%, 4/23/27‡	1,186,000	1,189,377
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	1,292,000	1,300,263
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	1,613,000	1,667,358
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,#,µ	549,000	553,118
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	3,379,000	3,070,394
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	800,000	752,884
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)‡	672,000	621,920
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 2.0500%, 2.5880%, 8/12/35 (144A)‡	2,256,000	1,958,476
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,µ	668,000	668,000
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	877,000	893,926
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	152,000	152,608
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	1,454,000	1,405,353
Credit Agricole SA, 4.3750%, 3/17/25 (144A)	688,000	695,734
Goldman Sachs Group Inc, SOFR + 1.1140%, 2.6400%, 2/24/28‡	937,000	895,891
Goldman Sachs Group Inc, SOFR + 1.4100%, 3.1020%, 2/24/33‡	1,023,000	964,267
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	631,000	608,919
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	1,936,000	1,976,101
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	1,723,000	1,612,205
JPMorgan Chase & Co, SOFR + 1.2600%, 2.9630%, 1/25/33‡	2,346,000	2,211,699
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	548,000	546,178
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%‡,µ	579,000	558,011

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	$1,856,000	$1,792,837
Morgan Stanley, 3.9500%, 4/23/27	1,829,000	1,858,542
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	808,000	750,698
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	2,545,000	2,386,543
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36‡	2,808,000	2,407,422
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.0740%, 4.2500%‡,#,µ	2,832,000	2,619,600
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	1,753,000	1,490,050
US Bancorp,
US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	1,769,000	1,586,268
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	1,200,000	1,197,590
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	1,504,000	1,313,425
		43,916,815
Brokerage – 0.7%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	3,163,000	3,257,890
Pershing Square Holdings Ltd, 3.2500%, 10/1/31 (144A)	1,600,000	1,443,200
		4,701,090
Capital Goods – 0.1%
Standard Industries Inc/NJ, 4.3750%, 7/15/30 (144A)	388,000	355,391
Communications – 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.8000%, 3/1/50	801,000	760,877
Comcast Corp, 3.7500%, 4/1/40	184,000	185,217
GCI LLC, 4.7500%, 10/15/28 (144A)	2,696,000	2,631,997
Netflix Inc, 3.6250%, 6/15/25 (144A)	3,462,000	3,480,729
		7,058,820
Consumer Cyclical – 1.0%
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	495,000	509,508
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	931,000	972,833
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	100,000	105,057
Home Depot Inc/The, 2.8750%, 4/15/27	365,000	363,629
Home Depot Inc/The, 3.2500%, 4/15/32	608,000	608,240
Lithia Motors Inc, 3.8750%, 6/1/29 (144A)	2,351,000	2,222,259
Lowe's Cos Inc, 3.3500%, 4/1/27	208,000	209,216
Lowe's Cos Inc, 3.7500%, 4/1/32	1,370,000	1,385,069
		6,375,811
Consumer Non-Cyclical – 3.4%
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	1,476,000	1,515,158
Elanco Animal Health Inc, 5.7720%, 8/28/23	1,274,000	1,315,405
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/27 (144A)	757,000	756,990
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29 (144A)	483,000	478,078
Hasbro Inc, 3.9000%, 11/19/29	2,037,000	2,044,035
Hasbro Inc, 6.3500%, 3/15/40	226,000	273,661
Hasbro Inc, 5.1000%, 5/15/44	218,000	234,230
HCA Inc, 5.3750%, 2/1/25	642,000	668,001
HCA Inc, 5.2500%, 6/15/49	424,000	464,348
HCA Inc, 3.5000%, 7/15/51	1,625,000	1,409,009
JBS Finance Luxembourg Sarl, 3.6250%, 1/15/32 (144A)	923,000	844,554
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	717,000	755,897
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	2,077,000	2,201,620
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	1,754,000	1,793,079
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.7500%, 12/1/31 (144A)	873,000	810,349
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
4.3750%, 2/2/52 (144A)	2,338,000	2,033,787
Pilgrim's Pride Corp, 3.5000%, 3/1/32 (144A)	1,362,000	1,189,006
Royalty Pharma PLC, 3.5500%, 9/2/50	1,079,000	896,305
Royalty Pharma PLC, 3.3500%, 9/2/51	752,000	602,811
Teva Pharmaceutical Industries Ltd, 4.7500%, 5/9/27	482,000	462,696
Teva Pharmaceutical Industries Ltd, 5.1250%, 5/9/29#	615,000	591,150
		21,340,169
Electric – 1.1%
Algonquin Power & Utilities Corp,
US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	1,518,000	1,415,383
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	1,351,000	1,337,490
Dominion Energy Inc,
US Treasury Yield Curve Rate 5 Year + 3.1950%, 4.3500%‡,µ	847,000	819,100

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Electric– (continued)
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	$1,177,000	$1,051,950
NextEra Energy Capital Holdings Inc, 1.8750%, 1/15/27	1,827,000	1,713,423
NextEra Energy Capital Holdings Inc, 2.4400%, 1/15/32	543,000	496,534
NRG Energy Inc, 6.6250%, 1/15/27	274,000	282,365
		7,116,245
Energy – 1.6%
Cheniere Energy Partners LP, 4.0000%, 3/1/31	971,000	941,278
Cheniere Energy Partners LP, 3.2500%, 1/31/32 (144A)	1,086,000	987,489
Continental Resources Inc, 5.7500%, 1/15/31 (144A)	1,477,000	1,615,543
Energy Transfer Operating LP, 4.9500%, 6/15/28	172,000	180,641
EQT Corp, 3.1250%, 5/15/26 (144A)	2,447,000	2,376,698
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	2,406,000	2,404,424
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	200,000	188,720
Southwestern Energy Co, 4.7500%, 2/1/32	1,029,000	1,027,714
Targa Resources Corp, 4.2000%, 2/1/33	365,000	368,330
		10,090,837
Finance Companies – 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	1,382,000	1,408,962
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
3.0000%, 10/29/28	889,000	819,824
Air Lease Corp, 1.8750%, 8/15/26	1,246,000	1,147,828
Air Lease Corp, 3.0000%, 2/1/30	616,000	567,368
Ares Capital Corp, 2.8750%, 6/15/27	1,106,000	1,006,216
Ares Capital Corp, 3.2000%, 11/15/31	1,264,000	1,071,184
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	1,220,000	1,114,897
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	1,046,000	946,630
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	986,000	905,291
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
4.0000%, 10/15/33 (144A)	859,000	752,398
		9,740,598
Insurance – 2.3%
Athene Global Funding, 1.7160%, 1/7/25 (144A)	680,000	648,025
Athene Global Funding, 1.7300%, 10/2/26 (144A)	2,272,000	2,063,028
Athene Global Funding, 2.7170%, 1/7/29 (144A)	1,299,000	1,193,990
Athene Global Funding, 2.6460%, 10/4/31 (144A)	2,486,000	2,193,840
Brown & Brown Inc, 4.2000%, 3/17/32	404,000	410,488
Brown & Brown Inc, 4.9500%, 3/17/52	1,149,000	1,226,752
Centene Corp, 4.2500%, 12/15/27	1,828,000	1,834,855
Centene Corp, 2.4500%, 7/15/28	1,180,000	1,078,166
Centene Corp, 3.0000%, 10/15/30	1,023,000	939,595
Corebridge Financial Inc, 3.6500%, 4/5/27 (144A)	993,000	991,610
Corebridge Financial Inc, 3.8500%, 4/5/29 (144A)	356,000	355,676
Corebridge Financial Inc, 3.9000%, 4/5/32 (144A)	977,000	975,554
Progressive Corp/The, 3.0000%, 3/15/32	300,000	291,900
		14,203,479
Real Estate Investment Trusts (REITs) – 1.1%
Agree LP, 2.9000%, 10/1/30	1,220,000	1,138,811
American Homes 4 Rent LP, 2.3750%, 7/15/31	623,000	549,981
Invitation Homes Inc, 2.0000%, 8/15/31	1,301,000	1,111,014
MPT Operating Partnership LP / MPT Finance Corp, 3.5000%, 3/15/31	1,493,000	1,386,567
Rexford Industrial Realty Inc, 2.1250%, 12/1/30	1,471,000	1,285,966
Sun Communities Inc, 2.7000%, 7/15/31	1,501,000	1,354,106
		6,826,445
Technology – 4.2%
Broadcom Inc, 4.3000%, 11/15/32	1,057,000	1,072,608
Broadcom Inc, 3.4190%, 4/15/33 (144A)	1,471,000	1,372,916
Broadcom Inc, 3.4690%, 4/15/34 (144A)	2,111,000	1,955,063
Cadence Design Systems Inc, 4.3750%, 10/15/24	3,327,000	3,411,567
Marvell Technology Inc, 1.6500%, 4/15/26	956,000	888,289
Marvell Technology Inc, 4.8750%, 6/22/28	1,296,000	1,356,743
Microchip Technology Inc, 2.6700%, 9/1/23	1,585,000	1,579,691
Oracle Corp, 2.8750%, 3/25/31	571,000	520,633
Oracle Corp, 3.9500%, 3/25/51	1,472,000	1,286,845
S&P Global Inc, 2.7000%, 3/1/29 (144A)	1,083,000	1,049,766
S&P Global Inc, 2.9000%, 3/1/32 (144A)	1,313,000	1,272,889
Seagate HDD Cayman, 4.1250%, 1/15/31	1,245,000	1,179,638
SK Hynix Inc, 1.5000%, 1/19/26 (144A)	1,292,000	1,195,190
SK Hynix Inc, 2.3750%, 1/19/31 (144A)	1,051,000	916,098
Total System Services Inc, 4.8000%, 4/1/26	2,881,000	3,024,395
Trimble Inc, 4.7500%, 12/1/24	2,018,000	2,075,167
Trimble Inc, 4.9000%, 6/15/28	838,000	867,899

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Technology– (continued)
Workday Inc, 3.5000%, 4/1/27	$493,000	$492,872
Workday Inc, 3.7000%, 4/1/29	370,000	370,827
Workday Inc, 3.8000%, 4/1/32	805,000	803,468
		26,692,564
Transportation – 0.2%
GXO Logistics inc, 1.6500%, 7/15/26 (144A)	1,035,000	934,398
Total Corporate Bonds (cost $167,832,634)		159,352,662
Mortgage-Backed Securities– 17.2%
Fannie Mae:
2.0000%, TBA, 15 Year Maturity	2,562,198	2,487,354
3.0000%, TBA, 30 Year Maturity	1,573,972	1,539,044
2.5000%, TBA, 15 Year Maturity	1,232,300	1,217,494
3.5000%, TBA, 30 Year Maturity	13,726,172	13,744,840
2.5000%, TBA, 30 Year Maturity	13,515,517	12,891,060
		31,879,792
Fannie Mae Pool:
3.0000%, 10/1/34	118,379	119,675
2.5000%, 11/1/34	177,358	176,130
3.0000%, 11/1/34	24,676	25,017
3.0000%, 12/1/34	28,861	29,231
6.0000%, 2/1/37	79,144	87,793
2.0000%, 2/1/42	1,086,595	1,023,247
2.0000%, 2/1/42	918,090	861,487
2.0000%, 2/1/42	149,187	139,989
4.5000%, 11/1/42	52,781	56,014
3.0000%, 1/1/43	21,589	21,542
3.0000%, 2/1/43	24,433	24,399
3.0000%, 5/1/43	158,266	158,129
5.0000%, 7/1/44	411,840	444,641
4.5000%, 10/1/44	125,102	132,907
4.5000%, 3/1/45	183,177	194,606
4.5000%, 6/1/45	95,518	102,438
3.5000%, 12/1/45	128,195	130,426
4.5000%, 2/1/46	179,525	190,520
3.5000%, 7/1/46	627,216	635,456
3.0000%, 9/1/46	472,029	470,809
3.0000%, 2/1/47	6,026,790	6,011,214
3.5000%, 3/1/47	110,441	112,363
3.5000%, 7/1/47	97,647	99,346
3.5000%, 8/1/47	181,808	183,437
3.5000%, 1/1/48	143,287	144,923
4.0000%, 1/1/48	1,022,450	1,057,960
3.0000%, 2/1/48	104,799	104,204
4.0000%, 3/1/48	324,991	335,933
5.0000%, 5/1/48	106,006	111,494
3.5000%, 7/1/48	2,553,300	2,586,844
3.0000%, 8/1/49	183,316	180,321
3.0000%, 9/1/49	47,316	46,603
2.5000%, 1/1/50	130,873	125,861
2.5000%, 8/1/50	170,541	164,426
2.5000%, 10/1/50	274,175	262,789
2.5000%, 1/1/51	762,133	730,190
2.5000%, 8/1/51	55,134	52,707
2.5000%, 12/1/51	3,150,768	3,018,668
2.5000%, 1/1/52	1,022,287	979,427
2.5000%, 2/1/52	4,904,343	4,696,821
3.0000%, 2/1/52	968,574	948,833
2.5000%, 3/1/52	2,100,723	2,011,007
2.5000%, 3/1/52	1,998,792	1,914,215
2.5000%, 3/1/52	743,523	713,073
2.5000%, 3/1/52	170,576	163,258
2.5000%, 3/1/52	164,278	157,262
2.5000%, 3/1/52	145,883	139,710
2.5000%, 3/1/52	57,189	54,916
3.0000%, 3/1/52	3,530,996	3,455,848
3.0000%, 3/1/52	1,086,678	1,064,564
3.0000%, 3/1/52	817,023	802,640
3.0000%, 4/1/52	2,199,986	2,153,165
3.0000%, 4/1/52	686,181	674,698
3.0000%, 4/1/52	603,148	592,530
3.5000%, 8/1/56	1,803,610	1,838,435
3.0000%, 2/1/57	1,258,886	1,250,006

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.0000%, 6/1/57	$6,179	$6,125
		43,970,272
Freddie Mac Gold Pool:
3.5000%, 1/1/47	74,960	77,048
Freddie Mac Pool:
3.0000%, 5/1/31	1,067,323	1,080,282
3.0000%, 9/1/32	190,744	193,083
3.0000%, 10/1/32	62,054	62,815
3.0000%, 1/1/33	125,324	126,861
2.5000%, 12/1/33	1,221,212	1,218,070
3.0000%, 10/1/34	266,221	269,448
3.0000%, 10/1/34	115,671	116,934
2.5000%, 11/1/34	166,255	165,103
2.5000%, 11/1/34	142,865	141,876
6.0000%, 4/1/40	116,039	129,132
2.0000%, 1/1/42	1,952,291	1,838,451
2.0000%, 3/1/42	5,211,425	4,890,089
2.0000%, 4/1/42	353,243	332,216
3.5000%, 7/1/42	6,566	6,744
3.5000%, 8/1/42	8,003	8,220
3.5000%, 8/1/42	7,379	7,579
3.5000%, 2/1/43	236,141	242,725
3.0000%, 3/1/43	216,439	215,878
3.0000%, 6/1/43	9,651	9,533
3.5000%, 2/1/44	373,036	383,437
4.5000%, 5/1/44	90,013	96,524
3.0000%, 1/1/45	345,979	344,787
4.0000%, 2/1/46	319,277	338,727
3.5000%, 7/1/46	239,130	241,874
4.0000%, 3/1/47	77,803	80,806
3.0000%, 4/1/47	208,753	207,283
3.5000%, 2/1/48	115,606	116,569
4.0000%, 4/1/48	267,795	276,581
4.5000%, 7/1/48	44,877	46,605
5.0000%, 9/1/48	11,678	12,329
3.0000%, 8/1/49	58,757	57,796
3.0000%, 12/1/49	158,358	155,769
3.0000%, 12/1/49	94,510	92,965
2.5000%, 1/1/50	56,643	54,475
3.0000%, 3/1/50	47,706	46,851
2.5000%, 8/1/50	86,746	83,653
2.5000%, 8/1/50	31,029	29,917
2.5000%, 9/1/50	171,712	165,522
2.5000%, 8/1/51	512,030	489,489
2.5000%, 1/1/52	313,940	301,643
2.5000%, 1/1/52	195,412	187,327
2.5000%, 2/1/52	448,784	429,794
3.0000%, 2/1/52	218,900	215,049
3.0000%, 2/1/52	167,962	165,154
2.5000%, 3/1/52	71,902	68,832
3.0000%, 3/1/52	279,105	274,430
		16,019,227
Ginnie Mae:
3.0000%, TBA, 30 Year Maturity	6,089,224	6,016,056
2.5000%, TBA, 30 Year Maturity	5,481,176	5,311,824
		11,327,880
Ginnie Mae I Pool:
4.0000%, 1/15/45	1,196,969	1,259,373
4.5000%, 8/15/46	1,429,086	1,557,989
4.0000%, 8/15/47	71,946	74,466
4.0000%, 11/15/47	57,485	59,499
4.0000%, 12/15/47	129,626	134,168
		3,085,495
Ginnie Mae II Pool:
4.0000%, 8/20/47	126,269	130,105
4.0000%, 8/20/47	33,392	34,406
4.0000%, 8/20/47	18,060	18,609
4.5000%, 2/20/48	207,559	218,040
4.0000%, 5/20/48	245,686	252,136
4.5000%, 5/20/48	258,061	268,671
4.5000%, 5/20/48	65,000	67,672
4.0000%, 6/20/48	363,278	372,701

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Ginnie Mae II Pool– (continued)
5.0000%, 8/20/48	$346,946	$365,470
		1,727,810
Total Mortgage-Backed Securities (cost $110,205,502)		108,087,524
United States Treasury Notes/Bonds– 34.8%
0.3750%, 10/31/23	2,224,700	2,162,304
1.5000%, 2/29/24	500,000	492,715
1.5000%, 2/15/25	1,177,000	1,143,989
1.7500%, 3/15/25	1,184,000	1,158,932
0.3750%, 1/31/26	6,697,200	6,170,580
0.7500%, 8/31/26	3,669,000	3,400,561
0.8750%, 9/30/26	10,730,600	9,988,260
1.1250%, 10/31/26	55,000	51,734
1.2500%, 11/30/26	9,130,300	8,638,476
1.2500%, 12/31/26	44,719,000	42,255,293
1.5000%, 1/31/27	25,837,800	24,691,248
1.8750%, 2/28/27	685,000	666,644
1.1250%, 2/29/28	348,400	323,059
1.2500%, 4/30/28	726,700	676,966
1.2500%, 6/30/28	1,352,000	1,257,677
1.1250%, 8/31/28	10,097,600	9,303,203
1.3750%, 10/31/28	1,632,000	1,525,665
1.7500%, 1/31/29	634,500	607,534
1.8750%, 2/28/29	512,000	494,240
1.8750%, 2/15/32	40,520,000	38,911,862
1.3750%, 11/15/40	3,035,000	2,481,231
1.7500%, 8/15/41	17,069,000	14,794,022
2.0000%, 11/15/41	10,115,000	9,152,495
2.3750%, 2/15/42#	3,414,000	3,292,910
2.7500%, 8/15/42	8,666,400	8,812,307
1.3750%, 8/15/50	12,314,500	9,478,317
1.8750%, 2/15/51	3,102,000	2,710,494
1.8750%, 11/15/51	16,191,200	14,202,718
Total United States Treasury Notes/Bonds (cost $230,288,017)		218,845,436
Investment Companies– 10.0%
Money Markets – 10.0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $63,053,985)	63,048,792	63,055,096
Investments Purchased with Cash Collateral from Securities Lending– 0.7%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	3,394,713	3,394,713
Time Deposits – 0.1%
Royal Bank of Canada, 0.2900%, 4/1/22	$871,630	871,630
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,266,343)		4,266,343
Total Investments (total cost $710,376,622) – 108.8%		684,014,852
Liabilities, net of Cash, Receivables and Other Assets – (8.8)%		(55,365,072)
Net Assets – 100%		$628,649,780

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$663,040,055	96.9%
Canada	4,485,777	0.7
France	4,029,014	0.6
Australia	2,718,778	0.4
Ireland	2,228,786	0.3
Spain	2,211,158	0.3
South Korea	2,111,288	0.3
Guernsey	1,443,200	0.2
Israel	1,053,846	0.2
United Kingdom	692,950	0.1

Total	$684,014,852	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 10.0%
Money Markets - 10.0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$24,941	$-	$-	$63,055,096
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	2,107∆	-	-	3,394,713
Total Affiliated Investments - 10.6%	$27,048	$-	$-	$66,449,809

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 10.0%
Money Markets - 10.0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	85,015,569	79,244,503	(101,204,976)	63,055,096
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	-	30,048,077	(26,653,364)	3,394,713

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	118	6/30/22	$14,499,250	$(416,688)
2 Year US Treasury Note	398	7/6/22	84,344,907	(716,575)
5 Year US Treasury Note	379	7/6/22	43,466,563	(814,944)
Total - Futures Long				(1,948,207)
Futures Short:
Ultra 10-Year Treasury Note	142	6/30/22	(19,236,563)	705,566
Ultra Long Term US Treasury Bond	17	6/30/22	(3,011,125)	6,906
Total - Futures Short				712,472
Total				$(1,235,735)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Futures contracts:
Average notional value of contracts - long	$87,095,719
Average notional value of contracts - short	6,005,117

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $172,740,905, which represents 27.5% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$129,796,056	$-
Bank Loans and Mezzanine Loans	-	611,735	-
Corporate Bonds	-	159,352,662	-
Mortgage-Backed Securities	-	108,087,524	-
United States Treasury Notes/Bonds	-	218,845,436	-
Investment Companies	-	63,055,096	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,266,343	-
Total Investments in Securities	$-	$684,014,852	$-
Other Financial Instruments(a):
Futures Contracts	712,472	-	-
Total Assets	$712,472	$684,014,852	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$1,948,207	$-	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70304 05-22